Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00125 per share
Amount Registered | shares	24,072,041
Proposed Maximum Offering Price per Unit	57.30
Maximum Aggregate Offering Price	$ 1,379,327,949.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 190,485.19
Offering Note	(1) Includes (i) 3,250,030 outstanding shares of common stock, par value $0.00125 per share (the "Common Stock"), of Wolfspeed, Inc. (the "Company"), held by certain selling stockholders, (ii) 2,000,000 shares of Common Stock issuable upon the exercise of pre-funded warrants held by certain selling stockholders and (iii) 18,822,011 shares of Common Stock issuable upon the conversion of 3.5% Convertible 1.5 Lien Senior Secured Notes due 2031 held by certain selling stockholders issued by the Company pursuant to an indenture, dated as of March 26, 2026, among the Company, Wolfspeed Texas LLC, as subsidiary guarantor, and U.S. Bank Trust Company, National Association, as the trustee and collateral agent. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under Securities Act of 1933, as amended, based on the average of the high and low sales prices of shares of the registrant's Common Stock on the New York Stock Exchange on June 8, 2026 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission).